Employee Compensation and Benefit Plans - Schedule of Stock Option Activity (Details) - Stock Options [Member] - $ / shares		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)		8,182,611	[1],[2]	8,938,179	[1],[2]	7,894,728
Outstanding (in dollars per share)		$ 10.62	[1],[2]	$ 9.93	[1],[2]	$ 5.48
Granted (in shares)	[3]	330,000		50,000		2,160,000
Granted (in dollars per share)	[3]	$ 34.48		$ 51.70		$ 23.92
Exercised (in shares)	[4],[5]	(683,750)		(790,568)		(1,116,549)
Exercised (in dollars per share)	[4],[5]	$ 8.30		$ 5.35		$ 3.56
Forfeited (in shares)	[3]	(1,000,000)		(15,000)
Forfeited (in dollars per share)	[3]	$ 24.38		$ 15.27
Outstanding (in shares)	[1],[2]	6,828,861		8,182,611		8,938,179
Outstanding (in dollars per share)	[1],[2]	$ 9.99		$ 10.62		$ 9.93
Exercisable at end of year (in shares)	[1],[2],[6]	5,750,739		5,733,864		5,569,432
Exercisable at end of year (in dollars per share)	[1],[2],[6]	$ 6.84		$ 6.53		$ 5.04

[1]	At December 31, 2014, the weighted average remaining contractual term of options outstanding and options exercisable was 4.47 years and 3.80 years, respectively.
[2]	Excluding 295,000 market-based options that have not met their performance criteria, the net aggregate intrinsic value of stock options outstanding and stock options exercisable at December 31, 2014 was $41.1 million and $47.5 million, respectively. A total of 4,677,814 market-based options were outstanding at December 31, 2014, of which 3,986,878 were exercisable.
[3]	Stock options granted in 2012 include 2,000,000 options granted to Ocwen’s former Executive Chairman, William C. Erbey at an exercise price of $24.38 equal to the closing price of the stock on the day of the Committee’s approval. On April 22, 2014, Mr. Erbey surrendered 1,000,000 of these options. We recognized the remaining $5.7 million of previously unrecognized compensation expense associated with these options as of the date of surrender.
[4]	In connection with the exercise of stock options during 2014, 2013 and 2012, employees delivered 249,696, 138,553 and 33,605 shares, respectively, of common stock to Ocwen as payment for the exercise price and the income tax withholdings on the compensation. As a result, a total of 434,054, 652,015 and 1,082,944 net shares of stock were issued in 2014, 2013 and 2012, respectively, related to the exercise of stock options.
[5]	The total intrinsic value of stock options exercised, which is defined as the amount by which the market value of the stock on the date of exercise exceeds the exercise price, was $13.7 million, $35.3 million and $23.9 million for 2014, 2013 and 2012, respectively.
[6]	The total fair value of the stock options that vested and became exercisable during 2014, 2013 and 2012, based on grant-date fair value, was $2.6 million, $4.7 million and $2.2 million, respectively.